Trade and other payables	12 Months Ended
Jan. 31, 2019
Trade and other payables [abstract]
Trade and other payables
Trade and other payables

	January 31, 2019	January 31, 2018
	£000	£000
Trade payables	4,422	4,414
Other taxes and social security	190	164
Accruals	4,095	4,078
Other creditors	158	276
	8,865	8,932

Included within accruals is £1.9 million of accruals relating to research and development expenditure. These amounts are determined based on the estimated costs to complete each study or activity, the estimation of the current stage of completion and the invoices received. See Note 17 'Trade and other receivables' for information regarding the sensitivity of this estimate.